Expenses by Nature	12 Months Ended
Sep. 30, 2024
Analysis of income and expense [abstract]
Expenses by Nature

6. Expenses by nature

Total selling and distribution expenses, and general and administrative expenses for the years ended September 30, 2024 and 2023 included expenses of the following nature:

	For the Year Ended September 30,
(in USD)	2024	2023
Production expenses	417,016	402,089
Depreciation, amortization and impairments	425,737	464,370
Employee expenses	3,821,486	3,624,021
Marketing expenses	13,876	941,845
Professional fees	1,101,169	1,550,864
Other expenses	456,515	814,863
Total	6,235,799	7,798,052